UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)

James Ash, Gemini Fund Services, LLC.

4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  3/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)
Shares				Value
	COMMON STOCK - 68.9%
	ADVERTISING - 0.2%
3,400	Interpublic Group of Cos., Inc.			$ 38,794

	AEROSPACE/DEFENSE - 1.5%
3,100	Exelis, Inc.			38,812
800	Lockheed Martin Corp.			71,888
2,400	Northrop Grumman Corp.			146,592
950	United Technologies Corp.			78,793
				336,085
	AGRICULTURE - 1.6%
700	Archer-Daniels-Midland Co.			22,162
546	Lorillard, Inc.			70,696
3,060	Philip Morris International, Inc.			271,147
				364,005
	AIRLINES - 0.1%
1,950	Delta Air Lines, Inc. *			19,325

	APPAREL - 0.7%
2,150	Coach, Inc.			166,152

	AUTO PARTS & EQUIPMENT - 0.4%
1,850	TRW Automotive Holdings Corp. *			85,933

	BANKS - 4.3%
10,350	Bank of America Corp.			99,049
5,600	BB&T Corp.			175,784
1,000	Comerica, Inc.			32,360
5,290	JPMorgan Chase & Co.			243,234
1,650	PNC Financial Services Group, Inc.			106,408
5,050	US Bancorp			159,984
3,950	Wells Fargo & Co.			134,853
				951,672
	BEVERAGES - 1.2%
400	Brown-Forman Corp.			33,356
2,200	Coca-Cola Enterprises, Inc.			62,920
3,800	Constellation Brands, Inc. *			89,642
1,200	Monster Beverage Corp. *			74,508
				260,426
Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)
Shares				Value
	BIOTECHNOLOGY - 1.7%
600	Alexion Pharmaceuticals, Inc. *			$ 55,716
985	Amgen, Inc.			66,970
400	Celgene Corp. *			31,008
3,000	Charles River Laboratories International, Inc. *			108,270
2,500	United Therapeutics Corp. *			117,825
				379,789
	CHEMICALS - 1.4%
600	Cabot Corp.			25,608
535	CF Industries Holdings, Inc.			97,718
400	Cytec Industries, Inc.			24,316
400	Eastman Chemical Co.			20,676
900	LyondellBasell Industries NV			39,285
925	PPG Industries, Inc.			88,615
400	WR Grace & Co. *			23,120
				319,338
	COMMERCIAL SERVICES - 1.9%
200	Alliance Data Systems Corp. *			25,192
1,775	Automatic Data Processing, Inc.			97,962
600	ITT Educational Services, Inc. *			39,684
1,850	Visa, Inc. - Cl. A			218,300
617	Weight Watchers International, Inc.			47,626
				428,764
	COMPUTERS - 6.9%
3,350	Accenture PLC - Cl. A			216,075
1,115	Apple, Inc. *			668,409
4,800	Brocade Communications Systems, Inc. *			27,600
10,350	Cadence Design Systems, Inc. *			122,544
4,500	Dell, Inc. *			74,700
1,840	International Business Machines Corp.			383,916
1,000	Western Digital Corp. *			41,390
				1,534,634
	COSMETICS/PERSONAL CARE - 0.7%
750	Colgate-Palmolive Co.			73,335
1,225	Estee Lauder Cos., Inc.			75,877
				149,212
	DISTRIBUTION/WHOLESALE - 1.4%
1,200	Genuine Parts Co.			75,300
1,075	WW Grainger, Inc.			230,921
				306,221
Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)
Shares				Value
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
500	American Express Co.			$ 28,930
6,600	Discover Financial Services			220,044
550	Franklin Resources, Inc.			68,217
6,100	SLM Corp.			96,136
				413,327
	ELECTRIC - 2.0%
3,550	Ameren Corp.			115,659
2,600	Consolidated Edison, Inc.			151,892
8,250	Duke Energy Corp.			173,332
				440,883
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
900	Hubbell, Inc.			70,722

	ELECTRONICS - 0.8%
500	Garmin Ltd.			23,475
700	Honeywell International, Inc.			42,735
2,650	Jabil Circuit, Inc.			66,568
700	Tech Data Corp. *			37,982
				170,760
	ENGINEERING & CONSTRUCTION - 0.6%
800	Chicago Bridge & Iron Co. NV			34,552
1,025	Fluor Corp.			61,541
1,100	Shaw Group, Inc. *			34,881
				130,974
	FOOD - 1.5%
2,300	Dean Foods Co. *			27,853
3,250	Hormel Foods Corp.			95,940
5,800	Kroger Co.			140,534
1,200	Sara Lee Corp.			25,836
2,900	SUPERVALU, Inc.			16,559
1,000	Sysco Corp.			29,860
				336,582
	FOREST PRODUCTS & PAPER - 0.6%
1,125	Domtar Corp.			107,302
650	International Paper Co.			22,815
				130,117
	GAS - 0.3%
2,500	NiSource, Inc.			60,875

	HEALTHCARE-PRODUCTS - 0.3%
1,100	Zimmer Holdings, Inc.			70,708

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)
Shares				Value
	HEALTHCARE-SERVICES - 1.2%
1,500	Aetna, Inc.			$ 75,240
1,525	Humana, Inc.			141,032
900	UnitedHealth Group, Inc.			53,046
				269,318
	HOME FURNISHINGS - 0.1%
300	Tempur-Pedic International, Inc. *			25,329

	HOUSEHOLD PRODUCTS/WARES - 0.1%
300	Kimberly-Clark Corp.			22,167

	INSURANCE - 2.8%
875	ACE Ltd.			64,050
1,200	Arch Capital Group Ltd. *			44,688
3,000	Assurant, Inc.			121,500
700	Berkshire Hathaway, Inc. *			56,805
3,100	Lincoln National Corp.			81,716
600	MetLife, Inc.			22,410
3,200	Protective Life Corp.			94,784
2,750	Torchmark Corp.			137,087
				623,040
	INTERNET - 1.3%
550	F5 Networks, Inc. *			74,228
170	Google, Inc. - Cl. A *			109,011
700	IAC/InterActiveCorp			34,363
60	priceline.com, Inc. *			43,050
700	VeriSign, Inc.			26,838
				287,490
	IRON/STEEL - 0.8%
2,900	Nucor Corp.			124,555
2,900	Steel Dynamics, Inc.			42,166
650	United States Steel Corp.			19,091
				185,812
	LEISURE TIME - 0.4%
1,250	Polaris Industries, Inc.			90,188

	LODGING - 0.1%
600	Wyndham Worldwide Corp.			27,906

	MACHINERY-CONSTRUCTION & MINING - 0.6%
1,175	Caterpillar, Inc.			125,161

	MACHINERY-DIVERSIFIED - 0.5%
1,000	Cummins, Inc.			120,040

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)
Shares				Value
	MEDIA - 2.2%
4,400	CBS Corp.			$ 149,204
650	Liberty Media Corp. - Liberty Capital *			57,298
1,000	McGraw-Hill Cos., Inc.			48,470
10,300	Sirius XM Radio, Inc. *			23,793
1,300	Time Warner, Inc.			49,075
2,450	Viacom, Inc.			116,277
1,200	Walt Disney Co.			52,536
				496,653
	METAL FABRICATE/HARDWARE - 0.2%
800	Timken Co.			40,592

	MINING - 0.2%
1,100	Freeport-McMoRan Copper & Gold, Inc.			41,844

	MISCELLANEOUS MANUFACTURING - 0.7%
7,200	General Electric Co.			144,504
800	Textron, Inc.			22,264
				166,768
	OIL & GAS - 6.0%
400	Apache Corp.			40,176
3,425	Chevron Corp.			367,297
2,400	ConocoPhillips			182,424
800	EOG Resources, Inc.			88,880
3,215	Exxon Mobil Corp.			278,837
800	Helmerich & Payne, Inc.			43,160
2,400	Marathon Oil Corp.			76,080
250	Marathon Petroleum Corp.			10,840
1,200	Murphy Oil Corp.			67,524
1,000	Nabors Industries Ltd. *			17,490
1,200	Plains Exploration & Production Co. *			51,180
1,300	Tesoro Corp. *			34,892
2,550	Valero Energy Corp.			65,714
				1,324,494
	OIL & GAS SERVICES - 0.8%
2,300	National Oilwell Varco, Inc.			182,781

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)
Shares				Value
	PHARMACEUTICALS - 5.5%
4,300	Abbott Laboratories			$ 263,547
900	Cardinal Health, Inc.			38,799
2,150	Eli Lilly & Co.			86,581
1,400	Herbalife Ltd.			96,348
4,005	Johnson & Johnson			264,170
700	McKesson Corp.			61,439
550	Mead Johnson Nutrition Co. - Cl. A			45,364
850	Medco Health Solutions, Inc. *			59,755
13,258	Pfizer, Inc.			300,426
				1,216,429
	PIPELINES - 0.1%
350	ONEOK, Inc.			28,581

	REITS - 1.8%
6,250	Brandywine Realty Trust			71,750
11,500	Chimera Investment Corp.			32,545
1,575	CommonWealth REIT			29,327
1,350	Public Storage			186,529
575	Simon Property Group, Inc.			83,766
				403,917
	RETAIL - 3.1%
135	AutoZone, Inc. *			50,193
650	Bed Bath & Beyond, Inc. *			42,751
1,600	Best Buy Co., Inc.			37,888
850	Costco Wholesale Corp.			77,180
400	Dillard's, Inc.			25,208
1,100	GameStop Corp. - Cl. A			24,024
2,650	Macy's, Inc.			105,284
700	McDonald's Corp.			68,670
950	Ross Stores, Inc.			55,195
1,300	Starbucks Corp.			72,657
3,500	TJX Cos., Inc.			138,985
				698,035
	SEMICONDUCTORS - 3.0%
5,250	Advanced Micro Devices, Inc. *			42,105
6,450	Intel Corp.			181,309
10,400	LSI Corp. *			90,272
4,075	QUALCOMM, Inc.			277,181
2,200	Xilinx, Inc.			80,146
				671,013
Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)
Shares				Value
	SOFTWARE - 1.8%
1,400	CA, Inc.			$ 38,584
1,800	Intuit, Inc.			108,234
6,490	Microsoft Corp.			209,302
1,350	Oracle Corp.			39,366
				395,486
	TELECOMMUNICATIONS - 1.8%
1,600	AT&T, Inc.			49,968
198	Aviat Networks, Inc. *			558
1,600	Cisco Systems, Inc.			33,840
1,200	Crown Castle International Corp. *			64,008
6,400	Verizon Communications, Inc.			244,672
				393,046
	TOYS/GAMES/HOBBIES - 0.3%
2,100	Mattel, Inc.			70,686

	TRANSPORTATION - 1.0%
1,400	Norfolk Southern Corp.			92,162
600	Union Pacific Corp.			64,488
900	United Parcel Service, Inc. - Cl. B			72,648
				229,298
	WATER - 0.2%
1,000	American Water Works Co. Inc.			34,030

	TOTAL COMMON STOCK (Cost - $12,823,514)			15,335,402

Par Value		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 29.1%
	AGRICULTURE - 0.1%
$ 10,000	Altria Group, Inc.	9.7000	11/10/2018	$ 13,556

	BANKS - 0.1%
10,000	JPMorgan Chase & Co.	6.0000	1/15/2018	11,525

	BEVERAGES - 0.3%
30,000	Coca-Cola Refreshments USA, Inc.	7.3750	3/3/2014	33,693
25,000	PepsiCo, Inc.	2.5000	5/10/2016	26,143
				59,836
	CHEMICALS - 0.1%
13,000	EI du Pont de Nemours & Co.	5.0000	1/15/2013	13,461

	COMPUTERS - 0.1%
15,000	International Business Machines Corp.	5.6000	11/30/2039	18,296

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)
Par Value		Coupon Rate (%)	Maturity	Value
	DIVERSIFIED FINANCIAL SERVICES - 0.2%
$ 35,000	American Express Co.	7.2500	5/20/2014	$ 39,237
10,000	General Electric Capital Corp.	6.7500	3/15/2032	11,947
				51,184
	ELECTRIC - 0.5%
10,000	Consolidated Edison Co. of New York, Inc.	6.7500	4/1/2038	13,480
8,000	Dominion Resources, Inc.	4.4500	3/15/2021	8,819
15,000	Duke Energy Corp.	3.5500	9/15/2021	15,450
50,000	Florida Power & Light Co.	4.8500	2/1/2013	51,747
15,000	Georgia Power Co.	5.4000	6/1/2040	17,080
				106,576
	ELECTRONICS - 0.1%
30,000	Honeywell International, Inc.	4.2500	3/1/2013	31,036

	FOOD - 0.1%
10,000	Kellogg Co.	7.4500	4/1/2031	13,110

	OIL & GAS - 0.0%
10,000	ConocoPhillips	4.6000	1/15/2015	11,026

	PHARMACEUTICALS - 0.3%
15,000	Pfizer, Inc.	6.2000	3/15/2019	18,733
50,000	Wyeth LLC	5.5000	3/15/2013	52,385
				71,118
	PIPELINES - 0.3%
15,000	TransCanada PipeLines Ltd.	3.8000	10/1/2020	16,096
45,000	TransCanada PipeLines Ltd.	4.8750	1/15/2015	49,492
10,000	TransCanada PipeLines Ltd.	7.1250	1/15/2019	12,675
				78,263
	RETAIL - 0.1%
10,000	McDonald's Corp.	6.3000	10/15/2037	13,174
15,000	Wal-Mart Stores, Inc.	6.5000	8/15/2037	19,636
				32,810
	TELECOMMUNICATIONS - 0.4%
50,000	AT&T, Inc.	6.7000	11/15/2013	54,696
25,000	Verizon Communications, Inc.	3.0000	4/1/2016	26,457
				81,153
	TRANSPORTATION - 0.1%
15,000	United Parcel Service, Inc.	6.2000	1/15/2038	19,446

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)
Par Value		Coupon Rate (%)	Maturity	Value
	US GOVERNMENT - 9.1%
$ 170,000	United States Treasury Bond	3.1250	11/15/2041	$ 162,450
540,000	United States Treasury Bond	3.5000	2/15/2039	559,048
135,000	United States Treasury Note	0.6250	7/31/2012	135,221
140,000	United States Treasury Note	0.6250	7/15/2014	140,667
300,000	United States Treasury Note	2.7500	2/28/2018	324,598
495,000	United States Treasury Note	3.1250	5/15/2021	538,525
150,000	United States Treasury Note	3.5000	2/15/2018	168,516
				2,029,025
	US GOVERNMENT AGENCY - 4.8%
75,000	Federal Home Loan Banks	5.2500	6/18/2014	82,923
120,000	Federal Home Loan Banks	5.3750	5/18/2016	141,418
300,000	Federal Home Loan Mortgage Corp.	3.7500	3/27/2019	337,122
140,000	Federal National Mortgage Association	5.0000	5/11/2017	165,367
145,000	Federal National Mortgage Association	5.3750	7/15/2016	170,954
145,000	Federal National Mortgage Association	5.3750	6/12/2017	174,129
				1,071,913
	US GOVERNMENT AGENCIES - MORTGAGE BACKED - 12.4%
100,000	Federal Home Loan Mortgage Corp.	4.7500	11/17/2015	114,035
65,000	Federal National Mortgage Association	3.5000	4/1/2042	66,819
40,147	Federal National Mortgage Association	4.0000	5/1/2014	41,454
112,706	Federal National Mortgage Association	4.0000	8/1/2019	119,489
8,068	Federal National Mortgage Association	4.0000	10/1/2020	8,557
53,217	Federal National Mortgage Association	4.0000	3/1/2021	56,658
122,430	Federal National Mortgage Association	4.0000	5/1/2021	130,271
22,204	Federal National Mortgage Association	4.0000	2/1/2022	23,542
18,580	Federal National Mortgage Association	4.0000	2/1/2025	19,696
47,716	Federal National Mortgage Association	4.0000	7/1/2025	50,607
79,316	Federal National Mortgage Association	4.0000	10/1/2040	83,224
36,298	Federal National Mortgage Association	4.0000	11/1/2040	38,210
66,956	Federal National Mortgage Association	4.0000	2/1/2041	70,254
63,827	Federal National Mortgage Association	4.0000	12/1/2041	66,994
30,292	Federal National Mortgage Association	4.5000	11/1/2019	32,532
19,144	Federal National Mortgage Association	4.5000	6/1/2024	20,518
21,925	Federal National Mortgage Association	4.5000	6/1/2025	23,513
10,921	Federal National Mortgage Association	4.5000	9/1/2035	11,625
79,957	Federal National Mortgage Association	4.5000	3/1/2039	85,079
47,577	Federal National Mortgage Association	4.5000	11/1/2039	50,662
175,622	Federal National Mortgage Association	4.5000	10/1/2040	187,916
85,244	Federal National Mortgage Association	4.5000	11/1/2040	92,079
51,734	Federal National Mortgage Association	4.5000	5/1/2041	55,355
23,658	Federal National Mortgage Association	5.0000	3/1/2023	25,579
65,600	Federal National Mortgage Association	5.0000	9/1/2033	70,935
74,499	Federal National Mortgage Association	5.0000	5/1/2035	80,551
Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)
Par Value		Coupon Rate (%)	Maturity	Value
	US GOVERNMENT AGENCIES - MORTGAGE BACKED - 12.4% (Cont.)
$ 6,850	Federal National Mortgage Association	5.0000	10/1/2035	$ 7,405
87,638	Federal National Mortgage Association	5.0000	2/1/2036	94,734
62,238	Federal National Mortgage Association	5.0000	6/1/2040	67,754
81,430	Federal National Mortgage Association	5.0000	8/1/2041	88,609
23,572	Federal National Mortgage Association	5.5000	6/1/2022	25,980
56,897	Federal National Mortgage Association	5.5000	11/1/2035	62,094
58,942	Federal National Mortgage Association	5.5000	12/1/2039	64,270
31,468	Federal National Mortgage Association	6.0000	3/1/2036	35,025
18,788	Federal National Mortgage Association	6.0000	3/1/2037	20,791
35,486	Federal National Mortgage Association	6.0000	8/1/2037	39,129
12,191	Federal National Mortgage Association	6.0000	5/1/2038	13,442
29,726	Federal National Mortgage Association	6.0000	6/1/2038	33,204
25,480	Federal National Mortgage Association	6.5000	3/1/2037	28,504
1,262	Federal National Mortgage Association	7.0000	6/1/2029	1,432
65,000	Freddie Mac Gold Pool	3.5000	3/1/2042	66,667
36,424	Freddie Mac Gold Pool	4.5000	11/1/2018	39,112
178,942	Freddie Mac Gold Pool	4.5000	11/1/2039	189,791
24,384	Freddie Mac Gold Pool	5.0000	12/1/2020	26,373
15,557	Freddie Mac Gold Pool	5.5000	9/1/2036	16,980
73,938	Freddie Mac Gold Pool	5.5000	4/1/2038	80,462
35,107	Freddie Mac Gold Pool	6.0000	1/1/2038	38,803
22,239	Freddie Mac Gold Pool	6.0000	4/1/2038	24,557
51,593	Freddie Mac Gold Pool	6.0000	6/1/2038	57,026
				2,748,298

	TOTAL BONDS & NOTES (Cost - $6,325,154)			6,461,632
Shares
	SHORT-TERM INVESTMENTS - 1.7%
382,374	AIM STIT Liquid Assets Portfolio, to yield 0.00% (Cost $382,374) (a)			382,374

	TOTAL INVESTMENTS - 99.7% (Cost - $19,531,042) (b)			$ 22,179,408
	OTHER ASSETS LESS LIABILITIES - 0.3%			68,214
	NET ASSETS - 100.0%			$ 22,247,622

* Non-income producing security.
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2012.
(b) Represents cost for financial reporting purposes. Aggregate cost for book purposes is substantially the same and differs from market value and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:		$ 2,786,468
		Unrealized depreciation:		(138,102)
		Net unrealized appreciation:		$ 2,648,366

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)
Shares		Value
	COMMON STOCK - 99.1%
	ADVERTISING - 1.4%
54,000	Interpublic Group of Cos., Inc.	$ 616,140
10,800	Omnicom Group, Inc.	547,020
		1,163,160
	AEROSPACE/DEFENSE - 0.9%
300	Curtiss-Wright Corp.	11,103
1,775	Goodrich Corp.	222,656
175	HEICO Corp.	9,028
6,500	L-3 Communications Holdings, Inc.	460,005
200	Moog, Inc. - Cl. A *	8,578
3,650	Orbital Sciences Corp. *	47,997
700	Triumph Group, Inc.	43,862
		803,229
	AGRICULTURE - 0.5%
1,300	Bunge Ltd.	88,972
2,225	Lorillard, Inc.	288,093
900	Universal Corp.	41,940
		419,005
	AIRLINES - 0.7%
1,200	Alaska Air Group, Inc. *	42,984
17,200	Delta Air Lines, Inc. *	170,452
12,075	Republic Airways Holdings, Inc. *	59,650
9,700	United Continental Holdings, Inc. *	208,550
15,775	US Airways Group, Inc. *	119,732
		601,368
	APPAREL - 1.1%
575	Carter's, Inc. *	28,618
2,025	Oxford Industries, Inc.	102,910
1,820	Ralph Lauren Corp.	317,281
2,825	VF Corp.	412,393
800	Warnaco Group, Inc. *	46,720
		907,922
	AUTO MANUFACTURERS - 0.0%
2,500	Wabash National Corp. *	25,875

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)
Shares		Value
	AUTO PARTS & EQUIPMENT - 0.6%
325	Cooper Tire & Rubber Co.	$ 4,947
3,650	Dana Holding Corp.	56,575
225	Miller Industries, Inc.	3,807
3,325	Standard Motor Products, Inc.	58,985
1,250	Tenneco, Inc. *	46,437
6,900	TRW Automotive Holdings Corp. *	320,505
		491,256
	BANKS - 3.5%
1,975	1st Source Corp.	48,328
21,500	Associated Banc-Corp	300,140
3,300	Banco Latinoamericano de Comercio Exterior SA	69,663
5,525	Bank of the Ozarks, Inc.	172,711
4,275	Banner Corp.	94,178
1,000	Cathay General Bancorp	17,700
875	Center Bancorp, Inc.	8,776
3,900	Centerstate Banks, Inc.	31,824
1,675	Chemical Financial Corp.	39,262
1,875	Citizens & Northern Corp.	37,500
775	City Holding Co.	26,908
15,470	Commerce Bancshares, Inc.	626,844
1,100	Community Trust Bancorp, Inc.	35,277
5,675	CVB Financial Corp.	66,625
24,300	East West Bancorp, Inc.	561,087
2,225	First Commonwealth Financial Corp.	13,617
10,400	First Merchants Corp.	128,336
21,600	KeyCorp	183,600
2,225	MainSource Financial Group, Inc.	26,811
1,275	Peoples Bancorp, Inc.	22,364
5,050	Republic Bancorp, Inc. - Cl. A	120,796
5,800	Susquehanna Bancshares, Inc.	57,304
1,025	SVB Financial Group *	65,948
4,525	Texas Capital Bancshares, Inc. *	156,655
725	Walker & Dunlop, Inc. *	9,135
200	Washington Trust Bancorp, Inc.	4,828
7,825	Wilshire Bancorp, Inc. *	37,795
		2,964,012
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)
Shares		Value
	BEVERAGES - 1.2%
600	Boston Beer Co., Inc. - Cl. A *	$ 64,074
16,500	Constellation Brands, Inc. - Cl. A *	389,235
2,000	Farmer Bros. Co. *	21,780
8,800	Monster Beverage Corp. *	546,392
1,550	National Beverage Corp. *	24,862
		1,046,343
	BIOTECHNOLOGY - 2.9%
1,400	Acorda Therapeutics, Inc. *	37,170
3,050	Alexion Pharmaceuticals, Inc. *	283,223
2,300	AMAG Pharmaceuticals, Inc. *	36,639
4,450	Ariad Pharmaceuticals, Inc. *	70,977
4,075	Arqule, Inc. *	28,566
17,800	Charles River Laboratories International, Inc. *	642,402
1,700	Cubist Pharmaceuticals, Inc. *	73,525
3,450	Halozyme Therapeutics, Inc. *	44,022
3,200	Life Technologies Corp. *	156,224
1,875	Ligand Pharmaceuticals, Inc. *	29,906
6,650	Medicines Co. *	133,465
8,900	Myriad Genetics, Inc. *	210,574
5,375	PDL BioPharma, Inc.	34,131
24,750	RTI Biologics, Inc. *	91,575
950	Seattle Genetics, Inc. *	19,361
8,600	Spectrum Pharmaceuticals, Inc. *	108,618
9,400	United Therapeutics Corp. *	443,022
975	Vical, Inc. *	3,315
		2,446,715
	BUILDING MATERIALS - 0.1%
1,100	Eagle Materials, Inc.	38,225
3,225	Gibraltar Industries, Inc. *	48,859
		87,084
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)
Shares		Value
	CHEMICALS - 2.5%
200	A Schulman, Inc.	$ 5,404
5,050	CF Industries Holdings, Inc.	922,382
1,700	Cytec Industries, Inc.	103,343
7,600	Eastman Chemical Co.	392,844
1,850	HB Fuller Co.	60,735
825	Innophos Holdings, Inc.	41,349
3,775	Innospec, Inc. *	114,684
200	NewMarket Corp.	37,480
4,000	PPG Industries, Inc.	383,200
200	Sensient Technologies Corp.	7,600
2,200	Valspar Corp.	106,238
		2,175,259
	COMMERCIAL SERVICES - 4.3%
5,075	Albany Molecular Research, Inc. *	13,703
5,650	Alliance Data Systems Corp. *	711,674
825	Arbitron, Inc.	30,509
1,300	AVEO Pharmaceuticals, Inc. *	16,133
4,200	Bridgepoint Education, Inc. *	103,950
800	Capella Education Co. *	28,760
675	Chemed Corp.	42,309
41,725	Convergys Corp. *	557,029
2,100	Corinthian Colleges, Inc. *	8,694
2,300	Corporate Executive Board Co.	98,923
250	CoStar Group, Inc. *	17,263
1,225	Deluxe Corp.	28,690
400	Dollar Thrifty Automotive Group, Inc. *	32,364
3,600	Equifax, Inc.	159,336
1,000	FTI Consulting, Inc. *	37,520
1,200	Grand Canyon Education, Inc. *	21,312
1,325	Healthcare Services Group, Inc.	28,183
4,400	Heartland Payment Systems, Inc.	126,896
825	ICF International, Inc. *	20,930
4,800	ITT Educational Services, Inc. *	317,472
1,325	Kelly Services, Inc. - Cl. A	21,187
900	MAXIMUS, Inc.	36,603
7,800	Moody's Corp.	328,380
6,500	Paychex, Inc.	201,435
3,675	Quad/Graphics, Inc.	51,082
13,000	Robert Half International, Inc.	393,900
1,275	Rollins, Inc.	27,132
1,200	Sotheby's	47,208
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)
Shares		Value
	COMMERCIAL SERVICES - 4.3% (Cont.)
1,300	Standard Parking Corp. *	$ 26,650
50	Strayer Education, Inc.	4,714
2,300	TrueBlue, Inc. *	41,124
850	Valassis Communications, Inc. *	19,550
1,492	Weight Watchers International, Inc.	115,167
		3,715,782
	COMPUTERS - 2.1%
1,700	CACI International, Inc. - Cl. A *	105,893
53,600	Cadence Design Systems, Inc. *	634,624
1,675	Insight Enterprises, Inc. *	36,733
1,875	Jack Henry & Associates, Inc.	63,975
1,750	Manhattan Associates, Inc. *	83,177
1,725	Mentor Graphics Corp. *	25,634
350	MTS Systems Corp.	18,582
1,400	Netscout Systems, Inc. *	28,476
500	Synaptics, Inc. *	18,255
3,900	Teradata Corp. *	265,785
10,800	Western Digital Corp. *	447,012
6,025	Xyratex Ltd.	95,858
		1,824,004
	DISTRIBUTION/WHOLESALE - 1.0%
3,425	Brightpoint, Inc. *	27,571
125	Core-Mark Holding Co., Inc.	5,118
6,500	Genuine Parts Co.	407,875
200	MWI Veterinary Supply, Inc. *	17,600
2,450	Owens & Minor, Inc.	74,504
875	Pool Corp.	32,743
475	Watsco, Inc.	35,169
1,150	WW Grainger, Inc.	247,031
		847,611
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)
Shares		Value
	DIVERSIFIED FINANCIAL SERVICES - 3.4%
1,425	Aircastle Ltd.	$ 17,442
200	Credit Acceptance Corp. *	20,202
38,100	Discover Financial Services	1,270,254
575	Epoch Holding Corp.	13,731
18,300	Interactive Brokers Group, Inc. - Cl. A	311,100
850	IntercontinentalExchange, Inc. *	116,807
225	MarketAxess Holdings, Inc.	8,390
6,150	Nelnet, Inc. - Cl. A	159,346
10,200	Ocwen Financial Corp. *	159,426
825	Pzena Investment Management, Inc. - Cl. A	4,826
44,400	SLM Corp.	699,744
600	Virtus Investment Partners, Inc. *	51,468
2,315	Walter Investment Management Corp.	52,203
100	World Acceptance Corp. *	6,125
		2,891,064
	ELECTRIC - 4.0%
26,800	Ameren Corp.	873,144
700	Avista Corp.	17,906
2,125	Cleco Corp.	84,256
12,400	Consolidated Edison, Inc.	724,408
8,300	DTE Energy Co.	456,749
11,800	Edison International	501,618
800	El Paso Electric Co.	25,992
1,350	IDACORP, Inc.	55,512
1,925	NorthWestern Corp.	68,261
15,200	Pepco Holdings, Inc.	287,128
2,800	Pinnacle West Capital Corp.	134,120
2,575	PNM Resources, Inc.	47,122
2,800	Portland General Electric Co.	69,944
3,300	Wisconsin Energy Corp.	116,094
		3,462,254
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
1,425	Acuity Brands, Inc.	89,533
1,850	Belden, Inc.	70,133
2,100	EnerSys *	72,765
2,025	Generac Holdings, Inc. *	49,714
6,300	Hubbell, Inc.	495,054
		777,199
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)
Shares		Value
	ELECTRONICS - 3.3%
400	American Science & Engineering, Inc.	$ 26,820
100	Analogic Corp.	6,754
3,600	Avnet, Inc. *	131,004
1,550	FARO Technologies, Inc. *	90,411
500	FEI Co. *	24,555
6,200	Garmin Ltd.	291,090
1,575	InvenSense, Inc. - Cl. A *	28,508
5,700	Itron, Inc. *	258,837
20,300	Jabil Circuit, Inc.	509,936
3,475	Newport Corp. *	61,577
275	OSI Systems, Inc. *	16,858
39,000	PerkinElmer, Inc.	1,078,740
1,575	Plexus Corp. *	55,109
2,025	Taser International, Inc. *	8,789
4,800	Tech Data Corp. *	260,448
100	Woodward, Inc.	4,283
		2,853,719
	ENERGY-ALTERNATE SOURCES - 0.1%
1,925	REX American Resources Corp. *	59,097

	ENGINEERING & CONSTRUCTION - 1.9%
8,400	Chicago Bridge & Iron Co. NV	362,796
500	Dycom Industries, Inc. *	11,680
5,500	EMCOR Group, Inc.	152,460
1,200	Exponent, Inc. *	58,224
6,400	Fluor Corp.	384,256
1,925	Michael Baker Corp. *	45,911
11,900	Shaw Group, Inc. *	377,349
1,750	Tutor Perini Corp. *	27,265
5,700	URS Corp.	242,364
		1,662,305
	ENTERTAINMENT - 0.2%
12,200	Regal Entertainment Group - Cl. A	165,920

	ENVIRONMENTAL CONTROL - 0.1%
1,100	Clean Harbors, Inc. *	74,063
18,475	Rentech, Inc. *	38,428
		112,491
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)
Shares		Value
	FOOD - 2.8%
1,875	B&G Foods, Inc.	$ 42,206
1,575	Cal-Maine Foods, Inc.	60,259
5,375	Chiquita Brands International, Inc. *	47,246
8,800	ConAgra Foods, Inc.	231,088
28,800	Dean Foods Co. *	348,768
1,025	Fresh Del Monte Produce, Inc.	23,411
18,900	Hormel Foods Corp.	557,928
1,425	Nash Finch Co.	40,499
22,000	Sara Lee Corp.	473,660
12,000	Smithfield Foods, Inc. *	264,360
52,900	SUPERVALU, Inc.	302,059
		2,391,484
	FOREST PRODUCTS & PAPER - 1.2%
1,150	Boise, Inc.	9,442
2,875	Buckeye Technologies, Inc.	97,664
7,150	Domtar Corp.	681,967
7,200	International Paper Co.	252,720
150	Schweitzer-Mauduit International, Inc.	10,359
		1,052,152
	GAS - 1.2%
1,500	Laclede Group, Inc.	58,530
1,325	New Jersey Resources Corp.	59,055
22,300	NiSource, Inc.	543,005
4,900	Questar Corp.	94,374
6,500	Vectren Corp.	188,890
2,450	WGL Holdings, Inc.	99,715
		1,043,569
	HAND/MACHINE TOOLS - 1.7%
500	Franklin Electric Co., Inc.	24,535
22,700	Kennametal, Inc.	1,010,831
8,900	Lincoln Electric Holdings, Inc.	403,348
		1,438,714
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)
Shares		Value
	HEALTHCARE-PRODUCTS - 1.8%
2,975	ABIOMED, Inc. *	$ 66,015
1,675	Align Technology, Inc. *	46,146
1,050	Arthrocare Corp. *	28,193
120	Atrion Corp.	25,225
650	Conceptus, Inc. *	9,347
9,300	Cooper Cos., Inc.	759,903
775	Cyberonics, Inc. *	29,551
500	Greatbatch, Inc. *	12,260
625	Haemonetics Corp. *	43,550
225	Luminex Corp. *	5,254
450	Masimo Corp. *	10,521
275	Orthofix International NV *	10,335
250	Quidel Corp. *	4,593
4,975	Spectranetics Corp. *	51,740
3,100	Varian Medical Systems, Inc. *	213,776
2,200	Zimmer Holdings, Inc.	141,416
475	Zoll Medical Corp. *	43,999
		1,501,824
	HEALTHCARE-SERVICES - 2.5%
100	AMERIGROUP Corp. *	6,728
2,075	Bio-Reference Labs, Inc. *	48,783
2,550	Centene Corp. *	124,873
14,900	Community Health Systems, Inc. *	331,376
5,600	Health Net, Inc. *	222,432
12,100	Humana, Inc.	1,119,008
2,075	Kindred Healthcare, Inc. *	17,928
700	Magellan Health Services, Inc. *	34,167
3,675	Metropolitan Health Networks, Inc. *	34,435
500	Molina Healthcare, Inc. *	16,815
11,300	Universal American Corp.	121,814
1,250	WellCare Health Plans, Inc. *	89,850
		2,168,209
	HOLDING COMPANIES-DIVERSIFIED - 0.3%
14,775	Primoris Services Corp.	237,286

	HOME FURNISHINGS - 0.7%
175	DTS, Inc. *	5,289
1,500	Kimball International, Inc.	10,365
8,000	Select Comfort Corp. *	259,120
2,900	Tempur-Pedic International, Inc. *	244,847
3,825	TiVo, Inc. *	45,862
		565,483
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)
Shares		Value
	HOUSEHOLD PRODUCTS/WARES - 0.3%
150	Blyth, Inc.	$ 11,225
4,900	Church & Dwight Co., Inc.	241,031
400	CSS Industries, Inc.	7,784
		260,040
	HOUSEWARES - 0.3%
1,750	Libbey, Inc. *	22,645
3,600	Toro Co.	255,996
		278,641
	INSURANCE - 4.6%
5,250	Amtrust Financial Services, Inc.	141,120
15,200	Arch Capital Group Ltd. *	566,048
9,300	Assurant, Inc.	376,650
750	Delphi Financial Group, Inc. - Cl. A	33,578
19,700	Fidelity National Financial, Inc.	355,191
4,500	Hartford Financial Services Group, Inc.	94,860
5,500	Lincoln National Corp.	144,980
3,175	Maiden Holdings Ltd.	28,575
1,050	ProAssurance Corp.	92,515
21,500	Progressive Corp.	498,370
26,700	Protective Life Corp.	790,854
1,600	RLI Corp.	114,624
5,225	Stewart Information Services Corp.	74,247
5,825	Symetra Financial Corp.	67,162
11,300	Torchmark Corp.	563,305
		3,942,079
	INTERNET - 2.4%
225	AboveNet, Inc. *	18,630
400	DealerTrack Holdings, Inc. *	12,104
500	ePlus, Inc. *	15,985
2,900	Expedia, Inc.	96,976
3,375	F5 Networks, Inc. *	455,490
1,075	Global Sources Ltd. *	6,622
12,600	IAC/InterActiveCorp	618,534
3,125	Liquidity Services, Inc. *	140,000
450	Sourcefire, Inc. *	21,659
1,000	Stamps.com, Inc. *	27,880
13,700	TIBCO Software, Inc. *	417,850
725	Travelzoo, Inc. *	16,675
4,175	United Online, Inc.	20,416
975	VASCO Data Security International, Inc. *	10,520
4,100	VeriSign, Inc.	157,194
		2,036,535
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)
Shares		Value
	INVESTMENT COMPANIES - 0.1%
6,500	Prospect Capital Corp.	$ 71,370

	IRON/STEEL - 1.8%
425	Metals USA Holdings Corp. *	6,124
20,800	Nucor Corp.	893,360
5,100	Reliance Steel & Aluminum Co.	288,048
24,000	Steel Dynamics, Inc.	348,960
		1,536,492
	LEISURE TIME - 1.4%
4,025	Arctic Cat, Inc. *	172,391
3,100	Brunswick Corp.	79,825
12,250	Polaris Industries, Inc.	883,838
2,650	Town Sports International Holdings, Inc. *	33,470
		1,169,524
	LODGING - 0.4%
6,700	Wyndham Worldwide Corp.	311,617

	MACHINERY-DIVERSIFIED - 0.8%
2,150	Applied Industrial Technologies, Inc.	88,429
4,275	Briggs & Stratton Corp.	76,651
500	Cascade Corp.	25,060
450	Chart Industries, Inc. *	32,999
2,400	CNH Global NV *	95,280
1,425	Cognex Corp.	60,363
5,975	Flow International Corp. *	24,020
750	Hurco Cos., Inc. *	21,188
1,750	NACCO Industries, Inc. - Cl.A	203,647
1,350	Sauer-Danfoss, Inc.	63,450
		691,087
	MEDIA - 1.4%
2,075	Belo Corp. - Series A	14,878
4,200	CBS Corp. - Cl. B	142,422
2,600	Discovery Communications, Inc. *	131,560
7,200	Entercom Communications Corp. - Cl. A *	46,728
2,450	Journal Communications, Inc. - Cl. A *	13,794
13,200	McGraw-Hill Cos., Inc.	639,804
91,900	Sirius XM Radio, Inc. *	212,289
		1,201,475
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)
Shares		Value
	METAL FABRICATE/HARDWARE - 1.0%
650	Haynes International, Inc.	$ 41,178
2,300	Mueller Industries, Inc.	104,535
100	RBC Bearings, Inc. *	4,613
11,800	Timken Co.	598,732
7,350	Worthington Industries, Inc.	140,973
		890,031
	MINING - 0.2%
775	Coeur d'Alene Mines Corp. *	18,399
12,525	Noranda Aluminum Holding Corp.	124,874
3,375	Revett Minerals, Inc. *	14,108
1,150	Vista Gold Corp. *	3,611
		160,992
	MISCELLANEOUS MANUFACTURING - 1.5%
1,850	American Railcar Industries, Inc. *	43,493
875	Barnes Group, Inc.	23,021
850	CLARCOR, Inc.	41,726
1,250	Colfax Corp. *	44,050
4,300	Eaton Corp.	214,269
4,525	Hexcel Corp. *	108,645
2,300	Hillenbrand, Inc.	52,785
8,100	ITT Corp.	185,814
875	John Bean Technologies Corp.	14,175
1,725	Koppers Holdings, Inc.	66,516
3,950	Movado Group, Inc.	96,972
1,725	Park-Ohio Holdings Corp. *	34,586
2,775	Sturm Ruger & Co., Inc.	136,252
6,600	Textron, Inc.	183,678
		1,245,982
	OFFICE FURNISHINGS - 0.0%
2,450	Steelcase, Inc. - Cl. A	23,520

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)
Shares		Value
	OIL & GAS - 4.5%
100	Apco Oil and Gas International, Inc.	$ 6,817
9,175	Callon Petroleum Co. *	57,711
3,725	CVR Energy, Inc. *	99,644
2,850	Energy XXI Bermuda Ltd. *	102,913
10,900	Forest Oil Corp. *	132,108
1,775	Gulfport Energy Corp. *	51,688
9,800	Helmerich & Payne, Inc.	528,710
9,000	Murphy Oil Corp.	506,430
8,500	Nabors Industries Ltd. *	148,665
2,775	Parker Drilling Co. *	16,567
2,150	Pioneer Natural Resources Co.	239,918
19,100	Plains Exploration & Production Co. *	814,615
1,400	Rosetta Resources, Inc. *	68,264
4,375	Stone Energy Corp. *	125,081
1,025	Swift Energy Co. *	29,756
8,800	Tesoro Corp. *	236,192
3,600	Unit Corp. *	153,936
3,750	Vaalco Energy, Inc. *	35,438
16,500	Valero Energy Corp.	425,205
825	W&T Offshore, Inc.	17,391
3,800	Western Refining, Inc.	71,516
		3,868,565
	OIL & GAS SERVICES - 0.5%
1,050	Flotek Industries, Inc. *	12,621
2,075	Helix Energy Solutions Group, Inc. *	36,935
1,600	Key Energy Services, Inc. *	24,720
3,250	Matrix Service Co. *	45,532
1,450	Mitcham Industries, Inc. *	32,567
15,275	Newpark Resources, Inc. *	125,102
2,600	Oceaneering International, Inc.	140,114
150	OYO Geospace Corp. *	15,800
1,608	Superior Energy Services, Inc. *	26
		433,417
	PACKAGING & CONTAINERS - 0.1%
1,400	Graphic Packaging Holding Co. *	7,728
4,500	Owens-Illinois, Inc. *	105,030
		112,758
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)
Shares		Value
	PHARMACEUTICALS - 2.8%
17,600	AmerisourceBergen Corp.	$ 698,368
850	Cornerstone Therapeutics, Inc. *	5,066
6,500	Herbalife Ltd.	447,330
275	Hi-Tech Pharmacal Co., Inc. *	9,881
800	Impax Laboratories, Inc. *	19,664
725	Jazz Pharmaceuticals Plc *	35,141
4,600	Mead Johnson Nutrition Co. - Cl. A	379,408
225	Medicis Pharmaceutical Corp. - Cl. A	8,458
300	Medivation, Inc. *	22,416
3,000	Nature's Sunshine Products, Inc. *	48,060
3,000	Omnicare, Inc.	106,710
4,250	Pharmacyclics, Inc. *	117,980
2,800	Questcor Pharmaceuticals, Inc. *	105,336
775	Salix Pharmaceuticals Ltd. *	40,688
2,150	Synutra International, Inc. *	12,642
3,500	Viropharma, Inc. *	105,245
3,300	Watson Pharmaceuticals, Inc. *	221,298
		2,383,691
	PIPELINES - 1.5%
12,000	El Paso Corp.	354,600
5,950	ONEOK, Inc.	485,877
13,500	Spectra Energy Corp.	425,925
		1,266,402
	PRIVATE EQUITY - 0.0%
5,900	Gladstone Investment Corp.	44,663

	REAL ESTATE - 0.1%
2,475	HFF, Inc. - Cl. A *	40,763
650	Sovran Self Storage, Inc.	32,390
		73,153
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)
Shares		Value
	REITS - 7.5%
1,025	AG Mortgage Investment Trust, Inc.	$ 20,234
1,275	American Campus Communities, Inc.	57,018
10,700	American Capital Agency Corp.	316,078
20,200	Anworth Mortgage Asset Corp.	132,916
1,100	ARMOUR Residential REIT, Inc.	7,425
10,600	Ashford Hospitality Trust, Inc.	95,506
1,400	AvalonBay Communities, Inc.	197,890
3,775	Boston Properties, Inc.	396,337
6,600	Brandywine Realty Trust	75,768
3,400	Camden Property Trust	223,550
159,200	Chimera Investment Corp.	450,536
23,700	CommonWealth REIT	441,294
4,275	Coresite Realty Corp.	100,847
1,900	Digital Realty Trust, Inc.	140,543
100	Equity Lifestyle Properties, Inc.	6,974
4,200	Equity Residential	263,004
6,600	HCP, Inc.	260,436
3,300	Health Care REIT, Inc.	181,368
600	Home Properties, Inc.	36,606
4,500	Hospitality Properties Trust	119,115
750	Invesco Mortgage Capital, Inc.	13,238
12,600	Kimco Realty Corp.	242,676
3,800	Macerich Co.	219,450
4,600	Mack-Cali Realty Corp.	132,572
2,300	MFA Financial, Inc.	17,181
3,025	Mission West Properties, Inc.	29,827
2,725	National Retail Properties, Inc.	74,093
3,450	Newcastle Investment Corp.	21,666
950	Omega Healthcare Investors, Inc.	20,197
800	One Liberty Properties, Inc.	14,640
3,975	PennyMac Mortgage Investment Trust	74,213
2,825	Post Properties, Inc.	132,379
650	Potlatch Corp.	20,371
2,075	PS Business Parks, Inc.	135,995
16,250	RAIT Financial Trust	80,762
2,425	Resource Capital Corp.	13,071
4,200	SL Green Realty Corp.	325,710
10,100	Sunstone Hotel Investors, Inc. *	98,374
1,175	Tanger Factory Outlet Centers	34,933
5,500	Taubman Centers, Inc.	401,225
5,750	Two Harbors Investment Corp.	58,305
6,400	Ventas, Inc.	365,440
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)
Shares		Value
	REITS - 7.5% (Cont.)
3,774	Vornado Realty Trust	$ 317,771
3,825	Winthrop Realty Trust	44,332
		6,411,866
	RETAIL - 6.3%
2,370	AutoZone, Inc. *	881,166
5,600	Bed Bath & Beyond, Inc. *	368,312
900	Body Central Corp. *	26,118
9,900	Brinker International, Inc.	272,745
800	Coinstar, Inc. *	50,840
10,475	Conn's, Inc. *	160,791
3,225	Cost Plus, Inc. *	57,727
550	Cracker Barrel Old Country Store, Inc.	30,690
7,100	Dollar Tree, Inc. *	670,879
4,275	Domino's Pizza, Inc.	155,182
4,400	Express, Inc. *	109,912
1,225	Ezcorp, Inc. - Cl. A *	39,757
1,150	First Cash Financial Services, Inc. *	49,323
6,500	Foot Locker, Inc.	201,825
9,800	GameStop Corp. - Cl. A	214,032
200	Genesco, Inc. *	14,330
575	GNC Holdings, Inc. - Cl. A	20,062
1,375	Hibbett Sports, Inc. *	75,006
4,125	HSN, Inc.	156,874
13,500	Macy's, Inc.	536,355
2,100	Nu Skin Enterprises, Inc.	121,611
1,375	Papa John's International, Inc. *	51,782
2,575	PC Connection, Inc.	21,167
3,200	Penske Automotive Group, Inc.	78,816
875	PetMed Express, Inc.	10,833
9,500	PetSmart, Inc.	543,590
2,300	Pier 1 Imports, Inc. *	41,814
4,100	Ross Stores, Inc.	238,210
850	Sonic Automotive, Inc. - Cl. A	15,224
4,850	Susser Holdings Corp. *	124,499
675	Vera Bradley, Inc. *	20,378
400	Vitamin Shoppe, Inc. *	17,684
400	World Fuel Services Corp.	16,400
		5,393,934
	SAVINGS & LOANS - 0.0%
1,600	Oritani Financial Corp.	23,488

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)
Shares		Value
	SEMICONDUCTORS - 3.4%
24,200	Advanced Micro Devices, Inc. *	$ 194,084
13,400	Analog Devices, Inc.	541,360
475	ATMI, Inc. *	11,068
14,400	Avago Technologies Ltd.	561,168
2,650	Ceva, Inc. *	60,181
2,575	Cirrus Logic, Inc. *	61,285
4,575	DSP Group, Inc. *	30,470
2,700	Entropic Communications, Inc. *	15,741
2,575	GT Advanced Technologies, Inc. *	21,295
1,100	Hittite Microwave Corp. *	59,741
1,250	Integrated Device Technology, Inc. *	8,938
1,575	Integrated Silicon Solution, Inc. *	17,577
2,500	KLA-Tencor Corp.	136,050
6,850	Kulicke & Soffa Industries, Inc. *	85,145
1,000	Lattice Semiconductor Corp. *	6,430
42,800	LSI Corp. *	371,504
2,325	MKS Instruments, Inc.	68,657
325	Semtech Corp. *	9,250
2,400	Tessera Technologies, Inc. *	41,400
525	Ultratech, Inc. *	15,215
2,325	Volterra Semiconductor Corp. *	80,015
13,500	Xilinx, Inc.	491,805
		2,888,379
	SHIPBUILDING - 0.2%
4,700	Huntington Ingalls Industries, Inc. *	189,128

	SOFTWARE - 2.1%
11,500	Activision Blizzard, Inc.	147,430
2,225	Actuate Corp. *	13,973
3,975	American Software, Inc. - Cl. A	34,106
1,800	ANSYS, Inc. *	117,036
5,950	Aspen Technology, Inc. *	122,153
250	athenahealth, Inc. *	18,530
3,600	Autodesk, Inc. *	152,352
450	Blackbaud, Inc.	14,954
11,000	CA, Inc.	303,160
2,325	CommVault Systems, Inc. *	115,413
250	Computer Programs & Systems, Inc.	14,130
400	Fair Isaac Corp.	17,560
5,200	Intuit, Inc.	312,676
400	Mantech International Corp. - Cl. A	13,784
1,975	Monotype Imaging Holdings, Inc. *	29,428
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)
Shares		Value
	SOFTWARE - 2.1% (Cont.)
700	NetSuite, Inc. *	$ 35,203
600	PROS Holdings, Inc. *	11,220
1,025	QAD, Inc. - Cl. A *	13,428
375	QLIK Technologies, Inc. *	12,000
1,825	SolarWinds, Inc. *	70,536
1,500	SS&C Technologies Holdings, Inc. *	34,995
250	SYNNEX Corp. *	9,535
650	Taleo Corp. - Cl. A *	29,855
3,375	Tyler Technologies, Inc. *	129,634
200	Ultimate Software Group, Inc. *	14,656
		1,787,747
	TELECOMMUNICATIONS - 2.5%
325	ADTRAN, Inc.	10,137
1,725	Anixter International, Inc. *	125,114
1,150	Cbeyond, Inc. *	9,200
1,350	Comtech Telecommunications Corp.	43,983
1,600	Consolidated Communications Holdings, Inc.	31,408
13,700	Crown Castle International Corp. *	730,758
1,800	Globecomm Systems, Inc. *	26,064
1,000	HickoryTech Corp.	10,340
8,100	JDS Uniphase Corp. *	117,369
4,300	Motorola Mobility Holdings, Inc. *	168,732
2,375	Netgear, Inc. *	90,725
8,500	NeuStar, Inc. - Cl. A *	316,625
1,200	Plantronics, Inc.	48,312
10,175	Premiere Global Services, Inc. *	91,982
7,475	Procera Networks, Inc. *	167,141
5,200	tw telecom, Inc. *	115,232
		2,103,122
	TEXTILES - 0.5%
8,600	Cintas Corp.	336,432
500	G&K Services, Inc.	17,100
600	Unifirst Corp.	36,930
		390,462
	TOYS/GAMES/HOBBIES - 0.4%
11,100	Mattel, Inc.	373,626

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)
Shares		Value
	TRANSPORTATION - 1.5%
975	Celadon Group, Inc.	$ 15,161
1,600	Golar LNG Ltd.	60,880
500	HUB Group, Inc. *	18,015
5,400	Kirby Corp. *	355,266
10,100	Landstar System, Inc.	582,972
1,950	Old Dominion Freight Line, Inc. *	92,956
2,575	Swift Transportation Co. - Cl. A *	29,716
1,800	Tidewater, Inc.	97,236
1,400	Universal Truckload Services, Inc.	21,084
		1,273,286
	TRUCKING & LEASING - 0.1%
1,200	Amerco, Inc.	126,612

	TOTAL COMMON STOCK (Cost - $73,190,110)	84,865,079

	SHORT-TERM INVESTMENTS - 0.8%
638,144	STIT - Liquid Assets Portfolio, to yield 0.00% (Cost - $638,144) (a)	638,144

	TOTAL INVESTMENTS - 99.9% (Cost - $73,828,254) (b)	$ 85,503,223
	OTHER ASSETS LESS LIABILITIES - 0.1%	68,200
	NET ASSETS - 100.0%	$ 85,571,423

* Non-income producing security.
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2012.
(b) Represents cost for financial reporting purposes. Aggregate cost for book purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 13,042,000
	Unrealized depreciation:	(1,367,031)
	Net unrealized appreciation:	$ 11,674,969

Jefferson National Money Market Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)
Par Value			Coupon Rate (%)	Maturity	Value
		CERTIFICATE OF DEPOSIT - 6.4%
$ 7,200,000		Canadian Imperial Bank (Cost - $7,200,000)	0.3300	6/19/2012	$ 7,200,000

		COMMERCIAL PAPER - 53.9%
4,400,000		Bank of Nova Scotia	0.1000	4/9/2012	4,399,914
565,000	*	BNZ International Funding Ltd.	0.2000	4/5/2012	564,991
2,268,000	*	DBS Bank Ltd.	0.2300	4/30/2012	2,267,594
269,000		Deutsche Bank Financial LLC	0.1900	4/2/2012	269,000
1,200,000	*	Fairway Finance Company LLC	0.1300	5/3/2012	1,199,866
7,100,000	*	Google, Inc.	0.0700	4/10/2012	7,099,890
3,282,000	*	Gotham Funding Corp.	0.1800	4/4/2012	3,281,967
5,588,000		HSBC	0.1800	4/23/2012	5,587,424
3,263,000		ING (US) Funding LLC	0.2000	4/23/2012	3,262,619
4,575,000	*	Jupiter Securitization Corp.	0.2000	6/27/2012	4,572,814
2,700,000	*	Manhattan Asset Funding Co. LLC	0.2000	4/18/2012	2,699,760
565,000	*	Market Street Funding LLC	0.1300	4/13/2012	564,977
5,500,000	*	Metlife Short Term Funding LLC	0.1200	5/2/2012	5,499,450
5,350,000	*	NIEUW Amsterdam	0.2800	4/3/2012	5,349,958
4,000,000		Oversea-Chinese Banking Corp.	0.1700	4/2/2012	4,000,000
3,400,000		Rabobank USA Financial Corp.	0.1500	4/13/2012	3,399,844
4,000,000	*	Straight A Funding LLC	0.1100	4/3/2012	3,999,988
3,000,000	*	Victory Receivables Corp.	0.2300	5/1/2012	2,999,444
		TOTAL COMMERCIAL PAPER (Cost - $61,019,500)			61,019,500

		CORPORATE NOTES - 14.6%
4,405,000	+	Atlanticare Health Services, Inc.	0.1900	4/6/2012	4,405,000
1,795,000	+	Benjamin Rose Institute	0.2000	4/6/2012	1,795,000
1,085,000	+	Capital Markets Access Co. LC	0.2300	4/6/2012	1,085,000
2,480,000	+	S&L Capital LLC	0.2400	4/6/2012	2,480,000
6,745,000	*,+	St Jean Industries, Inc.	0.2700	4/6/2012	6,745,000
		TOTAL CORPORATE NOTES (Cost - $16,510,000)			16,510,000

		MEDIUM TERM NOTE - 3.1%
3,500,000	+	Toyota Motor Credit Corp. (Cost - $3,500,000)	0.7700	1/15/2013	3,500,000

Jefferson National Money Market Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)
Par Value			Coupon Rate (%)	Maturity	Value
		MUNICIPAL BONDS - 21.3%
$ 3,000,000	+	Geisinger Authority VRDN RB (Geisinger Health System), Series 2002	0.1100	4/2/2012	$ 3,000,000
4,500,000	+	Geisinger Authority VRDN RB (Geisinger Health System), Series 2005C	0.1200	4/2/2012	4,500,000
3,900,000	+	Independence, MO Industrial Development Authority RB Tax-Exempt (Groves & Graceland), Series 1997A	0.4700	4/6/2012	3,900,000
3,320,000	+	Indiana Health & Educational Facilities Financing Authority VRDN (Howard Regional Health System), Series 2005	0.1800	4/2/2012	3,320,000
1,400,000	+	Jackson Township, PA Industrial Development Authority VRDN RB, Series 2008	0.2200	4/6/2012	1,400,000
725,000	+	Kansas City Industrial Development Authority VRDN RB (Crooked Creek Apartments - Phase II), Series 2004B	0.2600	4/6/2012	725,000
1,000,000	+	Mississippi Business Finance Corp. RB Tax-Exempt (Chevron USA, Inc. Project), Series A	0.1200	4/2/2012	1,000,000
4,425,000	+	Ogden City Utah Redevelopment Agency VRDN Refunding, Series 2009B-1	0.1900	4/6/2012	4,425,000
1,845,000	+	Ogden City Utah Redevelopment Agency VRDN Refunding, Series 2009B-2	0.2400	4/6/2012	1,845,000
		TOTAL MUNICIPAL BONDS (Cost - $24,115,000)			24,115,000

		TOTAL INVESTMENTS - 99.3% (Cost - $112,344,500) (a)			$ 112,344,500
		OTHER ASSETS LESS LIABILITIES - 0.7%			814,204
		NET ASSETS - 100.0%			$ 113,158,704

* Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2012 these securities amounted to $46,845,699 or 41.40% of net asset
+ Variable rate security - interest rate subject to periodic change.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

JNF Portfolios
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)

Securities valuation – Securities and other assets held by the Equity and Balanced Portfolios listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at “fair value” as determined in good faith by the Portfolio’s Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Money Market Portfolio values all of its securities on the basis of amortized cost in accordance with Rule 2a-7 of the 1940 Act, which has been determined by the Board to represent the approximate market value.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Jefferson National Balanced Portfolio
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 15,335,402	$ -	$ -	$ 15,335,402
Bonds & Notes	-	6,461,632	-	6,461,632
Money Market Fund	382,374	-	-	382,374
Total	$ 15,717,776	$ 6,461,632	$ -	$ 22,179,408

Jefferson National Equity Portfolio
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 84,865,079	$ -	$ -	$ 84,865,079
Money Market Fund	638,144	-	-	638,144
Total	$ 85,503,223	$ -	$ -	$ 85,503,223

JNF Portfolios
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)

Jefferson National Money Market Portfolio
Assets	Level 1	Level 2	Level 3	Total
Certificate of Deposit	$ 7,200,000	$ -	$ -	$ 7,200,000
Commercial Paper	-	61,019,500	-	61,019,500
Corporate Notes	-	16,510,000	-	16,510,000
Medium Term Note	-	3,500,000	-	3,500,000
Municipal Bonds	-	24,115,000	-	24,115,000
Total	$ 7,200,000	$ 105,144,500	$ -	$ 112,344,500

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the fund’s policy to recognize transfers into or out of Level 1 & Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jefferson National Portfolios

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/24/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/24/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

5/24/12